Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash	$ 153,194	$ 124,223
Cash and cash equivalent carrying value	$ 146,560	123,886
Liquidity as percentage of net debt.	5.00%
Criteria One [Member]
Liquidity to be maintained as part of debt covenant	$ 25,000
Criteria Two [Member]
Liquidity to be maintained as part of debt covenant	35,000
Criteria Three [Member]
Liquidity to be maintained as part of debt covenant	50,000
Criteria Four [Member]
Liquidity to be maintained as part of debt covenant	43,100
Variable Interest Entity, Primary Beneficiary [Member]
Cash, cash equivalents and restricted cash	108	$ 337
Cash and cash equivalent carrying value	$ 100